Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Related Party Transactions

During the six month period ended June 30, 2016, the Company recorded salaries expense of $12,956 (2015 $0) office and general expenses of $0 (2015 $30,673) related to services rendered to the Company by its major shareholder. During the three month period ended June 30, 2016, the Company recorded salaries expense of $7,148 (2015 $0) office and general expenses of $0 (2015 $20,601) related to services rendered to the Company by its major shareholder.

During the year ended December 31, 2015, the Company recorded salaries expense of $48,178 (2014 $Nil) and office and general expenses of $Nil (2014 $45,269) related to the fair market value of services rendered to the Company by its CEO. Of the office and general expenses, $Nil (2014 $14,310) was charged to capital surplus and $Nil (2014 $30,959) was charged to the shareholder loan account.